Prepaid expenses and other current assets (Tables)	12 Months Ended
Dec. 31, 2022
Prepaid expenses and other current assets.
Summary of prepaid expenses and other current assets

	At 31 December
	2022	2021
	USD	USD
Prepaid expenses	1,748,073	272,312
Withholding tax receivables	941,843	634,835
Advances to suppliers	608,461	195,842
	3,298,377	1,102,989